Treasury Shares	6 Months Ended
Jun. 30, 2026
Disclosure of treasury shares [abstract]
Treasury Shares

Note 10—Treasury Shares

The development in the holding of treasury shares was as follows:

	Nominal values	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
January 1, 2026	80	597,096	1.0%
Acquired from third parties	68	505,418	—
Transferred under stock incentive programs	(79)	(585,872)	—
June 30, 2026	69	516,642	0.8%